Nov. 01, 2019

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Sustainable Equity Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 20, 2020

to the Summary Prospectus and

Prospectus dated November 1, 2019, as supplemented

Effective June 1, 2020 (the “Effective Date”), the investment advisory fee of the Fund will be reduced from an annual rate of 0.45% of the Fund’s average daily net assets to an annual rate of 0.30% of the Fund’s average daily net assets. In addition, on the Effective Date, the expense limitation arrangement for each class of shares of the Fund will be changed to further limit the Fund’s net expense ratios. Accordingly, on the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables for the Fund in the Fund’s Summary Prospectus and Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.98	0.97	0.95

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.73	0.72	0.70

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.54	2.03	1.26

Fee Waivers and/or Expense Reimbursements[3]	(0.90)	(0.89)	(0.87)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.64	1.14	0.39

1	Management Fees have been restated to reflect current fees.

2
“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the contractual change in administration fee effective 8/1/19.

3
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.64%, 1.14% and 0.39% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 5/31/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 5/31/21 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	587	902	1,240	2,191

CLASS C SHARES ($)	216	550	1,011	2,287

CLASS I SHARES ($)	40	313	608	1,446

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	587	902	1,240	2,191

CLASS C SHARES ($)	116	550	1,011	2,287

CLASS I SHARES ($)	40	313	608	1,446

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND THE PROSPECTUS FOR FUTURE REFERENCE